SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Trade receivable	$ 14,691	$ 12,900
Allowance for doubtful accounts	0	0
Value Added Tax Receivable, Current		4,839	$ 4,839
Cash and cash equivalents	25,095	139,485	$ 25,095
Inventory	$ 10,849	$ 5,270